PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,497	$ 3,677
Change in accounting policies(1)		3
Additions, net of disposals	364	420
Non-cash additions	3
Depreciation expense	(131)	(113)
Fair value adjustments	215	347
Net foreign currency exchange differences	163	163
Ending balance	5,111	4,497
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,696	3,141
Change in accounting policies(1)		3
Additions, net of disposals	358	413
Non-cash additions	6
Depreciation expense	0	0
Fair value adjustments	0	0
Net foreign currency exchange differences	137	139
Ending balance	4,197	3,696
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(567)	(437)
Change in accounting policies(1)		0
Additions, net of disposals	6	7
Non-cash additions	(3)
Depreciation expense	(131)	(113)
Fair value adjustments	0	0
Net foreign currency exchange differences	(24)	(24)
Ending balance	(719)	(567)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,368	973
Change in accounting policies(1)		0
Additions, net of disposals	0	0
Non-cash additions	0
Depreciation expense	0	0
Fair value adjustments	215	347
Net foreign currency exchange differences	50	48
Ending balance	$ 1,633	$ 1,368